Label	Element	Value
Increase (Decrease) Due To Application Of IFRS 9 [Member]
Equity	ifrs-full_Equity	$ (16,000)
Increase (decrease) due to application of IFRS 15 [member]
Equity	ifrs-full_Equity	(1,729,000)
Reserve of exchange differences on translation [member]
Equity	ifrs-full_Equity	568,000	[1]
Issued capital [member]
Equity	ifrs-full_Equity	173,046,000	[1]
Treasury shares [member]
Equity	ifrs-full_Equity	(16,102,000)	[1]
Reserve of cash flow hedges [member]
Equity	ifrs-full_Equity	0	[1]
Retained earnings [member]
Equity	ifrs-full_Equity	471,877,000	[1]
Share premium [member]
Equity	ifrs-full_Equity	$ 1,215,227,000	[1]

[1]	The Group initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated but the opening balance of 2018 was adjusted following the application of IFRS 15 on Revenue Recognition and IFRS 9 on Financial Instruments.